Schedule Of Intangible Assets, Goodwill And Deferred Costs (Detail) (USD $) In Millions, unless otherwise specified													12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Sep. 29, 2012 Trademarks	Oct. 01, 2011 Trademarks	Sep. 29, 2012 Customer Relationships	Oct. 01, 2011 Customer Relationships	Oct. 02, 2010 Customer Relationships	Sep. 29, 2012 Other Intangible Assets	Oct. 01, 2011 Other Intangible Assets	Oct. 02, 2010 Other Intangible Assets	Sep. 29, 2012 Minimum Trademarks	Sep. 29, 2012 Minimum Customer Relationships	Sep. 29, 2012 Minimum Other Intangible Assets	Sep. 29, 2012 Maximum Trademarks	Sep. 29, 2012 Maximum Customer Relationships	Sep. 29, 2012 Maximum Other Intangible Assets	Sep. 29, 2012 Trademarks	Oct. 01, 2011 Trademarks
Goodwill Intangible Assets And Deferred Costs [Line Items]
Deferred financing fees		$ 104	$ 104
Deferred financing fees, accumulated amortization		(51)	(39)
Deferred financing fees, net		53	65
Goodwill	1,633	1,626	1,595	1,700
Finite intangible assets					69	66	1,153	1,178	1,145	99	82	76
Indefinite intangible assets																			220	220
Finite intangible assets, accumulated amortization		(584)	(502)	(396)
Intangible assets, net		957	1,044	1,102
Total goodwill, intangible assets and deferred costs	$ 2,579	$ 2,636	$ 2,704
Finite intangible assets, amortization period													8 years	11 years	10 years	15 years	20 years	20 years